Note 7 - Fair Value of Below Market Time Charters Acquired - Amortization of Intangible Liability (Details)	Dec. 31, 2022 USD ($)
2023	$ (15,411,223)
2024	(15,223,724)
2025	(4,298,491)
Total	$ (34,933,438)